UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

666 Third Avenue

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000
Date of fiscal year end: November 30
Date of reporting period: February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

High Income MLP ETF

SCHEDULE OF INVESTMENTS

February 28, 2017 (Unaudited)

Number
of Shares		Value
MASTER LIMITED PARTNERSHIPS — 99.5%
Energy — 77.7%
254,848	Alliance Holdings GP LP	$7,288,653
285,988	Alliance Resource Partners LP	6,534,826
327,436	Archrock Partners LP	5,844,733
256,914	Black Stone Minerals LP	4,501,133
247,267	Calumet Specialty Products Partners LP	976,705
148,037	CrossAmerica Partners LP	3,927,422
168,952	Enviva Partners LP	4,595,494
216,108	GasLog Partners LP	5,143,370
268,480	Global Partners LP	5,302,480
252,738	Golar LNG Partners LP	5,696,714
218,866	KNOT Offshore Partners LP	4,825,995
444,838	NGL Energy Partners LP	9,875,404
111,015	Sunoco LP	2,843,094
325,278	USA Compression Partners LP	5,780,190
		73,136,213
Materials — 12.7%
140,775	Ciner Resources LP	3,907,914
180,957	SunCoke Energy Partners LP	3,021,982
197,422	Westlake Chemical Partners LP	4,965,163
		11,895,059
Utilities — 9.1%
84,957	AmeriGas Partners LP	3,990,431
205,721	Ferrellgas Partners LP	1,349,530
123,601	Suburban Propane Partners LP	3,232,166
		8,572,127
Total Master Limited Partnerships (Cost $93,159,633)		93,603,399
MONEY MARKET FUND — 0.1%
91,661	Dreyfus Government Cash Management Fund
(Cost $91,661)		91,661
Total Investments - 99.6% (Cost $93,251,294)		93,695,060
Other assets less liabilities: 0.4%		422,375
NET ASSETS: 100.0%		$94,117,435

GP - General Partner

LP - Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	78.1%	$73,136,213
Materials	12.7%	11,895,059
Utilities	9.1%	8,572,127
Money Market Fund	0.1%	91,661
	100.0%	$93,695,060

As of February 28, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended February 28, 2017.

See Notes to Schedules of Investments

High Income Infrastructure MLP ETF

SCHEDULE OF INVESTMENTS

February 28, 2017 (Unaudited)

Number
of Shares		Value
MASTER LIMITED PARTNERSHIPS — 98.7%
Energy — 98.7%
44,087	Antero Midstream Partners LP	$1,512,184
117,810	Crestwood Equity Partners LP	3,051,279
43,022	DCP Midstream Partners LP	1,686,462
64,373	Enbridge Energy Partners LP	1,165,151
144,699	Energy Transfer Equity LP	2,726,129
39,985	Energy Transfer Partners LP	1,511,833
97,515	EnLink Midstream Partners LP	1,825,481
15,201	Equities Midstream Partners LP	1,198,143
35,754	Genesis Energy LP	1,209,915
33,510	Holly Energy Partners LP	1,203,679
58,087	Martin Midstream Partners LP	1,112,366
39,190	MPLX LP	1,458,260
27,795	NuStar Energy LP	1,452,011
35,982	ONEOK Partners LP	1,884,737
48,582	Plains All American Pipeline LP	1,558,511
49,793	Plains GP Holdings LP, Cl A	1,636,696
22,883	Spectra Energy Partners LP	1,023,557
72,284	Summit Midstream Partners LP	1,723,973
44,667	Sunoco Logistics Partners LP	1,131,415
62,609	Tallgrass Energy GP LP, Cl A	1,778,722
29,347	Tallgrass Energy Partners LP	1,568,891
25,268	Tesoro Logistics LP	1,422,841
26,546	Western Gas Partners LP	1,650,365
57,592	Williams Partners LP	2,320,958
Total Master Limited Partnerships (Cost $36,095,346)		38,813,559

MONEY MARKET FUND — 0.0%
1,130	Dreyfus Government Cash Management Fund
(Cost $1,130)		1,130
Total Investments - 98.7% (Cost $36,096,476)		38,814,689
Other assets less liabilities: 1.3%		529,606
NET ASSETS: 100.0%		$39,344,295

Cl — Class

GP — General Partner

LP — Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$38,813,559
Money Market Fund	0.0%	1,130
	100.0%	$38,814,689

As of February 28, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended February 28, 2017.

See Notes to Schedules of Investments

VanEck Vectors ETF Trust

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2017 (Unaudited)

Security Valuation — The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of VanEck Associates Corporation, the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes– As of February 28, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Fund	Investments	Appreciation	Depreciation	(Depreciation)
High Income MLP ETF	$94,818,756	$12,507,430	$(13,631,126)	$(1,123,696)
High Income Infrastructure MLP ETF	34,729,846	5,819,303	(1,734,460)	4,084,843

ITEM 2. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: April 21, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: April 21, 2017